Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING
20.	SEGMENT REPORTING

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company’s operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the Company has determined that it has two operating segments for the year ended December 31, 2022: (i) MDMOOC services, and (ii) sales of patented drugs. For the years ended December 31, 2021 and 2020, the Company determined that it had one reporting segment which is MDMOOC services.

The following table presents major accounts of statements of operations by segments for the year ended December 31, 2022.

	MDMOOC Services	Sales of patented drugs	Total
Revenues	$12,935,420	$1,216,096	$14,151,516
Cost of revenues	$(7,166,871)	$(627,981)	$(7,794,852)
Total operating expenses	$(9,153,373)	$(157,753)	$(9,311,126)
Net Loss	$(2,409,212)	$(413,107)	$(2,822,319)

	December 31, 2022	December 31, 2021
Total assets
MDMOOC services	$37,183,491	$36,267,420
Sales of patented drugs	1,430,854	-
	$38,614,345	$36,267,420

Substantially all of the Company’s revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Company’s long-lived assets are substantially all located in and derived from China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.